Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments, Fair Value

The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2019 and 2018:

		Assets			Liabilities
Type of Derivative	Balance Sheets Location	2019	2018	Balance Sheets Location	2019	2018
Derivatives designated as hedging instruments
Cash Flow hedge
Forward contracts	Other receivables	$259	$628	Accrued payroll and other liabilities	$(532)	$(180)
Cross-currency interest rate swap	Derivative instruments	37,219	37,869	Derivative instruments	(8,179)	(8,728)
Call spread	Derivative instruments	20,609	16,867	Derivative instruments	—	—
Coupon-only swap	Derivative instruments	—	—	Derivative instruments	(5,326)	(5,152)
Subtotal		58,087	55,364		(14,037)	(14,060)
Derivatives not designated as hedging instruments
Forward contracts	Other receivables	20	99	Accrued payroll and other liabilities	—	(144)
Subtotal		20	99		—	(144)
Total derivative instruments		$58,107	$55,463		$(14,037)	$(14,204)

Schedule of Derivative Instruments
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
Citibank S.A.	BRL	155,500	11.08%		$50,000	6.91%	June 30/ December 31	September 2023
JP Morgan S.A.	BRL	156,250	11.18%		$50,000	6.91%	March 31/ September 30	April 2027

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
JP Morgan Chase Bank, N.A. (i)	BRL	108,000	13%		$35,400	4.38%	March 31/ September 30	September 2023
JP Morgan Chase Bank, N.A.	BRL	98,670	13%		$30,000	6.02%	March 31/ September 30	September 2023
Citibank N.A.	BRL	94,200	13%		$30,000	6.29%	March 31/ September 30	September 2023

(i)
During the fiscal year ended December 31, 2017, the agreement was amended twice: on February 9, 2017 and February 22, 2017. All the terms of the swap agreement match the terms of the BRL intercompany loan receivable. As a result of the amendments the Company paid $2,689. According to ASC 815-30-40, the amount deferred in accumulated other comprehensive loss until the date of the last amendment, amounting to $677 as of December 31, 2017, will be amortized to earnings as the originally hedged cash flows affects the statement of income.
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
BAML (i)	BRL	156,250	13.64%		$50,000	6.91%	March 31/ September 30	April 2027
Banco Santander S.A.	BRL	155,500	13.77%		$50,000	6.91%	June 30/ December 31	September 2023

(i)
Bank of America Merrill Lynch Banco Múltiplo S.A.

Schedule of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)
The following table present the pretax amounts affecting income and other comprehensive income for the fiscal years ended December 31, 2019, 2018 and 2017 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion) (i)
	2019	2018	2017	2019	2018	2017
Forward contracts	$(10)	$731	$(1,344)	$(711)	$(75)	$1,236
Cross-currency interest rate swaps	(8,506)	11,279	5,828	2,056	(18,888)	1,965
Call Spread	4,377	4,034	21,047	(3,561)	(15,421)	2,791
Coupon-only swap	(1,889)	1,864	(13,598)	1,860	2,415	(5,933)
Total	$(6,028)	$17,908	$11,933	$(356)	$(31,969)	$59

(i)
The results recognized in income related to forward contracts were recorded as an adjustment to food and paper. The net gain (loss) recognized in income, related to cross-currency interest rate swaps is presented as follows:

Adjustment to:	2019	2018	2017
Foreign currency exchange results	$6,346	$28,588	$7,532
Net interest expense	(8,402)	(9,700)	(9,497)
Total	$(2,056)	$18,888	$(1,965)

The results recognized in income related to call spread agreements and coupon-only swap agreements were recorded as an adjustment to foreign currency exchange and interest expense, respectively.

Derivative Instruments, Gain (Loss)
The following table presents the pretax amounts affecting income for the fiscal year ended December 31, 2017:

Cross-currency swaps (i)
Derivatives in Fair Value Hedging Relationships	2017

Loss recognized in Income on hedging derivatives	(9,599)
Gain recognized in Income on hedging items	4,118

(i)
The loss amounting to $5,481 in 2017, related to the ineffective portion of derivatives, was recorded within “Gain (loss) from derivative instruments” in the Company’s consolidated statement of income.